Investments (Gross Unrealized Holding Gains And Losses Recognized In Other Accumulated Comprehensive Income From Available-For-Sale Investments) (Details) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 114.2	$ 65.7
Gross Unrealized Holding Gains	8.4	2.2
Gross Unrealized Holding Losses	(0.5)	(4.4)
Fair Value	122.1	63.5
Seed Money [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	105.5	65.7
Gross Unrealized Holding Gains	8.4	2.2
Gross Unrealized Holding Losses	(0.5)	(4.4)
Fair Value	113.4	63.5
CLO [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	2.4	0
Gross Unrealized Holding Gains	0	0
Gross Unrealized Holding Losses	0	0
Fair Value	2.4	0
Other Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	6.3	0
Gross Unrealized Holding Gains	0	0
Gross Unrealized Holding Losses	0	0
Fair Value	$ 6.3	$ 0